Note 23 - Employee Benefits - Net Liability for Defined Benefit Plans (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Present value of funded obligations	R$ (5,958.2)	R$ (5,161.0)	R$ (5,027.7)
Fair value of plan assets	4,582.4	4,059.6	4,006.2
Present value of net funded obligations	(1,375.8)	(1,101.4)	(1,021.5)
Present value of unfunded obligations	(886.8)	(790.9)	(757.4)
Present value of net obligations	(2,262.6)	(1,892.3)	(1,778.9)
Asset ceiling	(297.3)	(298.3)	(368.4)
Net liability	(2,559.9)	(2,190.6)	(2,147.3)
Other long term employee benefits	(88.3)	(88.7)	(105.0)
Total employee benefits	(2,648.2)	(2,279.3)	(2,252.3)
Employee benefits assets [member]
Statement Line Items [Line Items]
Total employee benefits	56.2	64.3	58.4
Employee benefit liabilities [member]
Statement Line Items [Line Items]
Total employee benefits	R$ (2,704.4)	R$ (2,343.6)	R$ (2,310.7)